Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of accounts receivable, net [Abstract]
Accounts receivable	$ 11,993,968	$ 9,900,458
Less: Allowance for doubtful accounts	(4,788,855)	(1,772,280)	$ (1,769,468)	$ (1,849,985)
Accounts receivable, net	$ 7,205,113	$ 8,128,178